Goodwill and Other Intangible Assets (Goodwill) (Details) (USD $)	3 Months Ended
Mar. 29, 2015
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	$ 0
Goodwill [Roll Forward]
Goodwill, beginning balance	14,959,000,000
Translation adjustments	(382,000,000)
Goodwill, other changes	11,000,000
Goodwill, ending balance	14,588,000,000
North America
Goodwill [Roll Forward]
Goodwill, beginning balance	10,102,000,000
Translation adjustments	(102,000,000)
Goodwill, other changes	0
Goodwill, ending balance	10,000,000,000
Europe
Goodwill [Roll Forward]
Goodwill, beginning balance	3,454,000,000
Translation adjustments	(183,000,000)
Goodwill, other changes	11,000,000
Goodwill, ending balance	3,282,000,000
Asia/Pacific
Goodwill [Roll Forward]
Goodwill, beginning balance	1,034,000,000
Translation adjustments	(50,000,000)
Goodwill, other changes	0
Goodwill, ending balance	984,000,000
Latin America
Goodwill [Roll Forward]
Goodwill, beginning balance	197,000,000
Translation adjustments	(38,000,000)
Goodwill, other changes	0
Goodwill, ending balance	159,000,000
RIMEA
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000
Translation adjustments	(9,000,000)
Goodwill, other changes	0
Goodwill, ending balance	$ 163,000,000